Lease Commitments - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 1,720	$ 2,000	$ 1,000
Minimum | Lease expiration march 2031
Lessee, Lease, Description [Line Items]
Monthly rental payments	3
Minimum | Lease expiration december 2023
Lessee, Lease, Description [Line Items]
Monthly rental payments	291
Maximum | Lease expiration march 2031
Lessee, Lease, Description [Line Items]
Monthly rental payments	50
Maximum | Lease expiration december 2023
Lessee, Lease, Description [Line Items]
Monthly rental payments	$ 1,770